SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D

STATEMENT OF CONDITION-- June 30, 1997

ASSETS
  Investments in mutual funds:                                                     Shares           Cost            Value
                                                                                -------------   -------------   -------------
    Massachusetts Investors Trust ("MIT")*....................................      2,874,867   $  37,407,392   $  49,163,474
    Massachusetts Investors Growth Stock Fund ("MIG")*........................      1,179,406      12,451,717      14,856,724
    MFS Total Return Fund ("MTR")*............................................      2,778,173      39,012,218      44,652,635
    MFS Growth Opportuities Fund ("MGO")*.....................................        288,264       3,559,799       4,313,508
    MFS Bond Fund ("MFB")*....................................................        349,683       4,505,295       4,632,504
    MFS World Governments Fund ("MWG")*.......................................        245,861       2,773,346       2,712,979
    MFS/Sun Life Series Trust:
      Capital Appreciation Series ("CAS").....................................      1,481,230      44,570,591      55,671,952
      Government Securities Series ("GSS")....................................      1,645,205      20,762,297      20,244,052
      High Yield Series ("HYS")...............................................      1,048,729       9,056,346       9,545,709
      Money Market Series ("MMS").............................................     12,704,008      12,704,008      12,704,008
                                                                                                -------------   -------------
                                                                                                $ 186,803,009   $ 218,497,545
                                                                                                -------------
                                                                                                -------------
LIABILITIES:
  Payable to sponsor..........................................................                                           (350)
                                                                                                                -------------
        Net Assets...........................................................................................   $ 218,497,195
                                                                                                                -------------
                                                                                                                -------------

NET ASSETS:

                                             Applicable to Owners of
                                       Deferred Variable Annuity Contracts       Reserve for
                                    ------------------------------------------     Variable
                                       Units        Unit Value       Value        Annuities        Total
                                    ------------   ------------   ------------   ------------   ------------
    MIT-Level 2...................       801,777   $   40.1719    $ 32,201,377       --         $ 32,201,377
    MIT-Level 3...................       329,192       40.4500      13,240,555       --           13,240,555
    MIT-Level 4...................       124,445       29.8938       3,721,541       --            3,721,541
    MIG-Level 2...................       244,625       37.6441       9,208,958       --            9,208,958
    MIG-Level 3...................       132,118       41.5858       5,493,453       --            5,493,453
    MIG-Level 4...................         7,230       21.4293         154,314       --              154,314
    MTR-Level 2...................       940,600       30.7462      28,862,157       --           28,862,157
    MTR-Level 3...................       384,877       28.0223      10,770,657       --           10,770,657
    MTR-Level 4...................       234,945       21.3832       5,019,821       --            5,019,821
    MGO-Level 2...................       112,387       30.5085       3,445,575       --            3,445,575
    MGO-Level 3...................        24,107       32.7442         791,840       --              791,840
    MGO-Level 4...................         3,413       21.8251          76,093       --               76,093
    MFB-Level 2...................       101,761       19.9719       2,061,543       --            2,061,543
    MFB-Level 3...................        44,299       20.2034         908,802       --              908,802
    MFB-Level 4...................        98,855       16.6976       1,662,159       --            1,662,159
    MWG-Level 2...................        68,332       21.1561       1,445,476       --            1,445,476
    MWG-Level 3...................        67,687       18.7241       1,267,504       --            1,267,504
    CAS-Level 2...................       717,499       40.8177      29,279,397       126,692      29,406,089
    CAS-Level 3...................       423,269       43.4046      18,366,703         8,348      18,375,051
    CAS-Level 4...................       186,688       42.3077       7,892,048       --            7,892,048
    GSS-Level 2...................       418,286       19.0868       7,981,280         3,211       7,984,491
    GSS-Level 3...................       231,096       18.5676       4,292,326         5,423       4,297,749
    GSS-Level 4...................       434,652       18.3076       7,960,112       --            7,960,112
    HYS-Level 2...................       165,692       23.2550       3,853,249         2,866       3,856,115
    HYS-Level 3...................        92,280       21.6520       1,997,783         4,970       2,002,753
    HYS-Level 4...................       174,007       21.1694       3,686,863       --            3,686,863
    MMS-Level 2...................       414,395       15.5364       6,432,942         2,761       6,435,703
    MMS-Level 3...................       176,452       14.4584       2,549,718       --            2,549,718
    MMS-Level 4...................       262,386       14.1784       3,718,678       --            3,718,678
                                                                  ------------   ------------   ------------
        Net Assets.............................................   $218,342,924   $   154,271    $218,497,195
                                                                  ------------   ------------   ------------
                                                                  ------------   ------------   ------------

* Investments are made in Class A shares of the Fund

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D

STATEMENTS OF OPERATIONS-- Six Months Ended June 30, 1997

                                    MIT            MIG            MTR            MGO            MFB            MWG
                                Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                ------------   ------------   ------------   ------------   ------------   ------------
INCOME AND EXPENSES:
  Dividend income and capital
   gain distributions
   received...................  $    280,054   $   --         $    899,994   $   --         $   171,656    $   --
  Mortality and expense risk
   charges....................       290,949        81,801         276,194        25,277         26,694         16,509
                                ------------   ------------   ------------   ------------   ------------   ------------
  Net investment income
   (expense)..................  $    (10,895)  $   (81,801)   $    623,800   $   (25,277)   $   144,962    $   (16,509)
                                ------------   ------------   ------------   ------------   ------------   ------------
REALIZED AND UNREALIZED GAINS
 (LOSSES):
  Realized gains (losses) on
   investment transactions:
    Proceeds from sales.......  $ 15,617,639   $ 3,288,078    $ 12,988,439   $ 1,001,175    $ 1,240,892    $   501,186
    Cost of investments
     sold.....................    11,869,717     3,140,333      11,140,385       802,529      1,237,319        519,868
                                ------------   ------------   ------------   ------------   ------------   ------------
      Net realized gains
       (losses)...............  $  3,747,922   $   147,745    $  1,848,054   $   198,646    $     3,573    $   (18,682)
                                ------------   ------------   ------------   ------------   ------------   ------------
  Net unrealized appreciation
   (depreciation) on
   investments:
    End of period.............  $ 11,756,082   $ 2,405,007    $  5,640,417   $   753,709    $   127,209    $   (60,367)
    Beginning of period.......     7,387,121      (734,918)      3,660,194       339,931        131,161         (5,732)
                                ------------   ------------   ------------   ------------   ------------   ------------
      Change in unrealized
       appreciation
       (depreciation).........  $  4,368,961   $ 3,139,925    $  1,980,223   $   413,778    $    (3,952)   $   (54,635)
                                ------------   ------------   ------------   ------------   ------------   ------------
        Realized and
         unrealized gains
         (losses).............  $  8,116,883   $ 3,287,670    $  3,828,277   $   612,424    $      (379)   $   (73,317)
                                ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS.......  $  8,105,988   $ 3,205,869    $  4,452,077   $   587,147    $   144,583    $   (89,826)
                                ------------   ------------   ------------   ------------   ------------   ------------
                                ------------   ------------   ------------   ------------   ------------   ------------

                                    CAS            GSS            HYS            MMS
                                Sub-Account    Sub-Account    Sub-Account    Sub-Account       Total
                                ------------   ------------   ------------   ------------   ------------
INCOME AND EXPENSES:
  Dividend income and capital
   gain distributions
   received...................  $  4,746,174   $ 1,501,158    $   647,242    $   295,766    $  8,542,044
  Mortality and expense risk
   charges....................       296,519       122,734         50,864         67,605       1,255,146
                                ------------   ------------   ------------   ------------   ------------
  Net investment income
   (expense)..................  $  4,449,655   $ 1,378,424    $   596,378    $   228,161    $  7,286,898
                                ------------   ------------   ------------   ------------   ------------
REALIZED AND UNREALIZED GAINS
 (LOSSES):
  Realized gains (losses) on
   investment transactions:
    Proceeds from sales.......  $  7,484,706   $ 5,658,293    $ 1,146,409    $ 6,096,866    $ 55,023,683
    Cost of investments
     sold.....................     5,355,360     5,617,425      1,063,039      6,096,866      46,842,841
                                ------------   ------------   ------------   ------------   ------------
      Net realized gains
       (losses)...............  $  2,129,346   $    40,868    $    83,370    $   --         $  8,180,842
                                ------------   ------------   ------------   ------------   ------------
  Net unrealized appreciation
   (depreciation) on
   investments:
    End of period.............  $ 11,101,361   $  (518,245)   $   489,363    $   --         $ 31,694,536
    Beginning of period.......    10,533,155       452,216        666,274        --           22,429,402
                                ------------   ------------   ------------   ------------   ------------
      Change in unrealized
       appreciation
       (depreciation).........  $    568,206   $  (970,461)   $  (176,911)   $   --         $  9,265,134
                                ------------   ------------   ------------   ------------   ------------
        Realized and
         unrealized gains
         (losses).............  $  2,697,552   $  (929,593)   $   (93,541)   $   --         $ 17,445,976
                                ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS.......  $  7,147,207   $   448,831    $   502,837    $   228,161    $ 24,732,874
                                ------------   ------------   ------------   ------------   ------------
                                ------------   ------------   ------------   ------------   ------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   MIT                             MIG
                                                                               Sub-Account                     Sub-Account
                                                                      -----------------------------   -----------------------------
                                                                       Six Months                      Six Months
                                                                          Ended        Year Ended         Ended        Year Ended
                                                                        June 30,      December 31,      June 30,      December 31,
                                                                          1997            1996            1997            1996
                                                                      -------------   -------------   -------------   -------------
OPERATIONS:
  Net investment income (expense)...................................  $     (10,895)  $  4,320,604    $     (81,801)  $  3,076,432
  Net realized gains (losses).......................................      3,747,922      1,322,346          147,745       (187,382)
  Net unrealized gains (losses).....................................      4,368,961      4,752,859        3,139,925       (390,114)
                                                                      -------------   -------------   -------------   -------------
      Increase in net assets from operations........................  $   8,105,988   $ 10,395,809    $   3,205,869   $  2,498,936
                                                                      -------------   -------------   -------------   -------------
PARTICIPANT TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received......................................  $   4,228,930   $  8,484,377    $     846,857   $  2,166,246
    Net transfers between Sub-Accounts and Fixed Account............       (358,705)       818,874         (325,693)        44,987
    Withdrawals, surrenders and account fees........................    (13,307,737)   (15,324,516)      (2,460,190)    (3,595,513)
                                                                      -------------   -------------   -------------   -------------
      Net accumulation activity.....................................  $  (9,437,512)  $ (6,021,265)   $  (1,939,026)  $ (1,384,280)
                                                                      -------------   -------------   -------------   -------------
  Annuitization Activity:
    Adjustments to annuity reserve..................................  $    --         $        214    $    --         $    --
                                                                      -------------   -------------   -------------   -------------
      Net annuitization activity....................................  $    --         $        214    $    --         $    --
                                                                      -------------   -------------   -------------   -------------
        Decrease in net assets from participant transactions........  $  (9,437,512)  $ (6,021,051)   $  (1,939,026)  $ (1,384,280)
                                                                      -------------   -------------   -------------   -------------
          Increase (decrease) in net assets.........................  $  (1,331,524)  $  4,374,758    $   1,266,843   $  1,114,656
NET ASSETS
  Beginning of period...............................................     50,494,997     46,120,239       13,589,882     12,475,226
                                                                      -------------   -------------   -------------   -------------
  End of period.....................................................  $  49,163,473   $ 50,494,997    $  14,856,725   $ 13,589,882
                                                                      -------------   -------------   -------------   -------------
                                                                      -------------   -------------   -------------   -------------

                                                                                   MTR
                                                                               Sub-Account
                                                                      -----------------------------
                                                                       Six Months
                                                                          Ended        Year Ended
                                                                        June 30,      December 31,
                                                                          1997            1996
                                                                      -------------   -------------
OPERATIONS:
  Net investment income (expense)...................................  $     623,800   $  4,866,763
  Net realized gains (losses).......................................      1,848,054      2,787,930
  Net unrealized gains (losses).....................................      1,980,223     (1,349,654)
                                                                      -------------   -------------
      Increase in net assets from operations........................  $   4,452,077   $  6,305,039
                                                                      -------------   -------------
PARTICIPANT TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received......................................  $   3,877,062   $  9,144,366
    Net transfers between Sub-Accounts and Fixed Account............     (1,149,875)    (1,402,954)
    Withdrawals, surrenders and account fees........................    (12,056,055)   (17,519,924)
                                                                      -------------   -------------
      Net accumulation activity.....................................  $  (9,328,868)  $ (9,778,512)
                                                                      -------------   -------------
  Annuitization Activity:
    Adjustments to annuity reserve..................................  $    --         $        217
                                                                      -------------   -------------
      Net annuitization activity....................................  $    --         $        217
                                                                      -------------   -------------
        Decrease in net assets from participant transactions........  $  (9,328,868)  $ (9,778,295)
                                                                      -------------   -------------
          Increase (decrease) in net assets.........................  $  (4,876,791)  $ (3,473,256)
NET ASSETS
  Beginning of period...............................................     49,529,426     53,002,682
                                                                      -------------   -------------
  End of period.....................................................  $  44,652,635   $ 49,529,426
                                                                      -------------   -------------
                                                                      -------------   -------------

                                                                                   MGO                             MFB
                                                                               Sub-Account                     Sub-Account
                                                                      -----------------------------   -----------------------------
                                                                       Six Months                      Six Months
                                                                          Ended        Year Ended         Ended        Year Ended
                                                                        June 30,      December 31,      June 30,      December 31,
                                                                          1997            1996            1997            1996
                                                                      -------------   -------------   -------------   -------------
OPERATIONS:
  Net investment income (expense)...................................  $     (25,277)  $    408,265    $     144,962   $    336,345
  Net realized gains (losses).......................................        198,646        255,782            3,573        (79,670)
  Net unrealized gains (losses).....................................        413,778        185,013           (3,952)      (109,340)
                                                                      -------------   -------------   -------------   -------------
      Increase (decrease) in net assets from operations:............  $     587,147   $    849,060    $     144,583   $    147,335
                                                                      -------------   -------------   -------------   -------------
PARTICIPANT TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received......................................  $     365,390   $    757,184    $     369,035   $    822,947
    Net transfers between Sub-Accounts and Fixed Account............       (165,070)           361         (233,014)      (213,342)
    Withdrawals, surrenders and account fees........................       (768,940)    (1,699,049)      (1,047,428)    (1,301,908)
                                                                      -------------   -------------   -------------   -------------
      Net accumulation activity.....................................  $    (568,620)  $   (941,504)   $    (911,407)  $   (692,303)
                                                                      -------------   -------------   -------------   -------------
          Increase (decrease) in net assets.........................  $      18,527   $    (92,444)   $    (766,824)  $   (544,968)
NET ASSETS:
  Beginning of period...............................................      4,294,981      4,387,425        5,399,328      5,944,296
                                                                      -------------   -------------   -------------   -------------
  End of period.....................................................  $   4,313,508   $  4,294,981    $   4,632,504   $  5,399,328
                                                                      -------------   -------------   -------------   -------------
                                                                      -------------   -------------   -------------   -------------

                                                                                   MWG
                                                                               Sub-Account
                                                                      -----------------------------
                                                                       Six Months
                                                                          Ended        Year Ended
                                                                        June 30,      December 31,
                                                                          1997            1996
                                                                      -------------   -------------
OPERATIONS:
  Net investment income (expense)...................................  $     (16,509)  $     43,609
  Net realized gains (losses).......................................        (18,682)      (231,857)
  Net unrealized gains (losses).....................................        (54,635)       306,316
                                                                      -------------   -------------
      Increase (decrease) in net assets from operations:............  $     (89,826)  $    118,068
                                                                      -------------   -------------
PARTICIPANT TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received......................................  $     212,759   $    490,349
    Net transfers between Sub-Accounts and Fixed Account............       (247,901)      (178,620)
    Withdrawals, surrenders and account fees........................       (282,905)    (1,256,945)
                                                                      -------------   -------------
      Net accumulation activity.....................................  $    (318,047)  $   (945,216)
                                                                      -------------   -------------
          Increase (decrease) in net assets.........................  $    (407,873)  $   (827,148)
NET ASSETS:
  Beginning of period...............................................      3,120,853      3,948,001
                                                                      -------------   -------------
  End of period.....................................................  $   2,712,980   $  3,120,853
                                                                      -------------   -------------
                                                                      -------------   -------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D

                                             CAS                             GSS                             HYS
                                         Sub-Account                     Sub-Account                     Sub-Account
                                -----------------------------   -----------------------------   -----------------------------
                                 Six Months                      Six Months                      Six Months
                                    Ended        Year Ended         Ended        Year Ended         Ended        Year Ended
                                  June 30,      December 31,      June 30,      December 31,      June 30,      December 31,
                                    1997            1996            1997            1996            1997            1996
                                -------------   -------------   -------------   -------------   -------------   -------------
OPERATIONS:
  Net investment income.......  $   4,449,655   $  3,233,560    $   1,378,424   $  1,046,631    $     596,378   $    596,805
  Net realized gains..........      2,129,346      2,669,928           40,868        307,873           83,370        145,630
  Net unrealized gains
   (losses)...................        568,206      2,455,689         (970,461)    (1,354,993)        (176,911)       179,227
                                -------------   -------------   -------------   -------------   -------------   -------------
      Increase (decrease) in
       net assets from
       operations:............  $   7,147,207   $  8,359,177    $     448,831   $       (489)   $     502,837   $    921,662
                                -------------   -------------   -------------   -------------   -------------   -------------
PARTICIPANT TRANSACTIONS:
  Accumulation Activity:
    Purchase payments
     received.................  $   3,536,757   $  6,939,855    $   1,581,663   $  3,634,713    $     689,009   $  1,337,369
    Net transfers between
     Sub-Accounts and Fixed
     Account..................          6,372      1,007,214         (997,753)    (2,176,253)        (176,245)      (690,101)
    Withdrawals, surrenders
     and account fees.........     (4,950,316)    (7,071,186)      (4,521,876)    (5,692,379)        (655,641)    (1,364,716)
                                -------------   -------------   -------------   -------------   -------------   -------------
      Net accumulation
       activity...............  $  (1,407,187)  $    875,883    $  (3,937,966)  $ (4,233,919)   $    (142,877)  $   (717,448)
                                -------------   -------------   -------------   -------------   -------------   -------------
  Annuitization Activity:
    Annuitizations............  $    --         $    102,853    $    --         $    --         $    --         $    --
    Annuity payments and
     contract charges.........         (5,595)        (8,376)          (1,009)        (2,033)            (898)        (1,716)
    Adjustments to annuity
     reserve..................         (6,658)           365              (57)           (82)             (17)           (40)
                                -------------   -------------   -------------   -------------   -------------   -------------
      Net annuitization
       activity...............  $     (12,253)  $     94,842    $      (1,066)  $     (2,115)   $        (915)  $     (1,756)
                                -------------   -------------   -------------   -------------   -------------   -------------
        Increase (decrease) in
         net assets from
         participant
         transactions.........  $  (1,419,440)  $    970,725    $  (3,939,032)  $ (4,236,034)   $    (143,792)  $   (719,204)
                                -------------   -------------   -------------   -------------   -------------   -------------
          Increase (decrease)
           in net assets......  $   5,727,767   $  9,329,902    $  (3,490,201)  $ (4,236,523)   $     359,045   $    202,458
NET ASSETS:
  Beginning of period.........     49,945,421     40,615,519       23,732,553     27,969,076        9,186,686      8,984,228
                                -------------   -------------   -------------   -------------   -------------   -------------
  End of period...............  $  55,673,188   $ 49,945,421    $  20,242,352   $ 23,732,553    $   9,545,731   $  9,186,686
                                -------------   -------------   -------------   -------------   -------------   -------------
                                -------------   -------------   -------------   -------------   -------------   -------------

                                             MMS
                                         Sub-Account                        Total
                                -----------------------------   -----------------------------
                                 Six Months                      Six Months
                                    Ended        Year Ended         Ended        Year Ended
                                  June 30,      December 31,      June 30,      December 31,
                                    1997            1996            1997            1996
                                -------------   -------------   -------------   -------------
OPERATIONS:
  Net investment income.......  $     228,161   $    521,549    $   7,286,898   $  18,450,563
  Net realized gains..........       --              --             8,180,842       6,990,580
  Net unrealized gains
   (losses)...................       --              --             9,265,134       4,675,003
                                -------------   -------------   -------------   -------------
      Increase (decrease) in
       net assets from
       operations:............  $     228,161   $    521,549    $  24,732,874   $  30,116,146
                                -------------   -------------   -------------   -------------
PARTICIPANT TRANSACTIONS:
  Accumulation Activity:
    Purchase payments
     received.................  $     808,182   $  2,033,183    $  16,515,644   $  35,810,589
    Net transfers between
     Sub-Accounts and Fixed
     Account..................      2,208,739      2,860,850       (1,439,145)         71,016
    Withdrawals, surrenders
     and account fees.........     (3,865,213)    (7,496,733)     (43,916,301)    (62,322,869)
                                -------------   -------------   -------------   -------------
      Net accumulation
       activity...............  $    (848,292)  $ (2,602,700)   $ (28,839,802)  $ (26,441,264)
                                -------------   -------------   -------------   -------------
  Annuitization Activity:
    Annuitizations............  $    --         $    --         $    --         $     102,853
    Annuity payments and
     contract charges.........           (111)          (222)          (7,613)        (12,347)
    Adjustments to annuity
     reserve..................             (5)           (16)          (6,737)            658
                                -------------   -------------   -------------   -------------
      Net annuitization
       activity...............  $        (116)  $       (238)   $     (14,350)  $      91,164
                                -------------   -------------   -------------   -------------
        Increase (decrease) in
         net assets from
         participant
         transactions.........  $    (848,408)  $ (2,602,938)   $ (28,854,152)  ($ 26,350,100)
                                -------------   -------------   -------------   -------------
          Increase (decrease)
           in net assets......  $    (620,247)  $ (2,081,389)   $  (4,121,278)  $   3,766,046
NET ASSETS:
  Beginning of period.........     13,324,346     15,405,735      222,618,473     218,852,427
                                -------------   -------------   -------------   -------------
  End of period...............  $  12,704,099   $ 13,324,346    $ 218,497,195   $ 222,618,473
                                -------------   -------------   -------------   -------------
                                -------------   -------------   -------------   -------------

                       See notes to financial statements

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION
Sun Life of Canada (U.S.) Variable Account D (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.), the Sponsor, was established on August 20, 1985 as a funding vehicle for the variable portion of group combination fixed/variable annuities. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific mutual fund or series thereof selected by contract owners from among available mutual funds (the "Funds") advised by Massachusetts Financial Services Company (MFS), a wholly-owned subsidiary of the Sponsor.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS

Investments in the Funds are recorded at their net asset value. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately; the Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not subject to tax.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(3) CONTRACT CHARGES

A mortality and expense risk charge is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. These deductions are transferred periodically to the Sponsor. The rate of this deduction varies based on total purchase payments credited to all participants' accounts under a contract as follows:

                                        Mortality
                                       and Expense
  Level         Purchase Payments      Risk Charge
----------  -------------------------  ------------
        1        up to $250,000             1.30%
        2     $250,000 to 1,499,999         1.25%
        3    $1,500,000 to 4,999,999        1.10%
        4      $5,000,000 and over          0.95%

Since 1987 the Sponsor has reduced the Level 1 mortality and expense risk charge to 1.25% and, therefore, has been accounting for all Level 1 units as Level 2 units.

Each year on the account anniversary, an account administration fee is deducted from the participant's account to cover administrative expenses relating to the contract and the participant's account. The amount of the fee varies from $12 to $25 and is based on total purchase payments credited to all participants' accounts under a contract. After the annuity commencement date the account fee is deducted pro rata from each annuity payment made during the year.

The Sponsor does not deduct a sales charge from purchase payments. However, a withdrawal charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract. In no event shall the aggregate withdrawal charges exceed 6% of the purchase payments made under the contract.

(4) ANNUITY RESERVES

Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of 4%. Required adjustments to the reserve are accomplished by transfers to or from the Sponsor.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS

                                                                             Units Transferred
                   Units Outstanding                                        Between Sub-Accounts           Units Withdrawn,
                  Beginning of Period            Units Purchased             and Fixed Account        Surrendered and Annuitized
               --------------------------   --------------------------   --------------------------   --------------------------
               Six Months                   Six Months                   Six Months                   Six Months
                  Ended       Year Ended       Ended       Year Ended       Ended       Year Ended       Ended       Year Ended
                June 30,     December 31,    June 30,     December 31,    June 30,     December 31,    June 30,     December 31,
Sub-Accounts      1997           1996          1997           1996          1997           1996          1997           1996
-----------    -----------   ------------   -----------   ------------   -----------   ------------   -----------   ------------
MIT-Level 2      1,035,562     1,325,017         76,122       213,227        (79,518)     (137,127)      (230,389)     (365,555)
MIT-Level 3        374,426       317,412         29,704        54,820         59,486       146,277       (134,424)     (144,083)
MIT-Level 4        101,111        59,347         13,928        20,336         12,056        22,513         (2,650)       (1,085)
MIG-Level 2        286,668       382,429         14,786        52,364        (10,943)      (39,167)       (45,886)     (108,958)
MIG-Level 3        146,881       108,010          9,618        23,827          2,354        35,946        (26,735)      (20,902)
MIG-Level 4          7,527         4,837            607           696           (449)        2,133           (455)         (139)
MTR-Level 2      1,220,754     1,642,626         78,267       250,489        (65,653)     (147,071)      (292,768)     (525,290)
MTR-Level 3        447,243       423,134         34,987        71,193         34,875       116,241       (132,228)     (163,325)
MTR-Level 4        212,122       177,310         33,714        56,047         (7,403)      (16,491)        (3,488)       (4,744)
MGO-Level 2        128,456       172,600          9,227        26,515         (4,615)       (6,753)       (20,681)      (63,906)
MGO-Level 3         27,750        21,847          3,148         3,963           (380)        5,491         (6,411)       (3,551)
MGO-Level 4          3,601         2,467            477           684           (657)          578             (8)         (128)
MFB-Level 2        119,172       157,192          7,464        20,762         (4,669)      (16,500)       (20,206)      (42,282)
MFB-Level 3         74,041        78,816          3,897         8,920         (2,722)       11,059        (30,917)      (24,754)
MFB-Level 4         98,114        90,684          8,961        17,356         (5,378)       (7,565)        (2,842)       (2,361)
MWG-Level 2         80,813       128,962          4,201        11,616         (9,566)       (8,539)        (7,116)      (51,226)
MWG-Level 3         70,547        67,461          6,652        13,383         (2,486)           28         (7,026)      (10,325)
MWG-Level 4        --            --             --            --             --            --             --            --
CAS-Level 2        779,654       834,945         44,948       117,027        (40,613)      (21,021)       (66,490)     (151,297)
CAS-Level 3        408,890       362,964         30,517        62,771         41,979        36,328        (58,117)      (53,173)
CAS-Level 4        178,569       143,089         16,257        27,585         (3,724)       15,496         (4,414)       (7,601)
GSS-Level 2        496,576       726,698         30,153        87,437        (42,047)     (142,794)       (66,396)     (174,765)
GSS-Level 3        344,849       309,543         24,400        48,880         17,103       109,394       (155,256)     (122,968)
GSS-Level 4        454,901       494,152         31,647        66,642        (28,881)      (86,710)       (23,015)      (19,183)
HYS-Level 2        177,022       213,240         11,493        27,922        (11,188)      (20,980)       (11,635)      (43,160)
HYS-Level 3         97,148        99,034          3,464         8,703          8,009         5,818        (16,341)      (16,407)
HYS-Level 4        163,622       160,381         17,420        31,305         (4,387)      (19,915)        (2,648)       (8,149)
MMS-Level 2        364,557       530,592         34,344        84,555        139,587       139,608       (124,093)     (390,198)
MMS-Level 3        281,464       265,443          8,193        31,809         18,883        88,273       (132,088)     (104,061)
MMS-Level 4        271,307       296,406         11,620        23,924        (15,597)      (34,336)        (4,944)      (14,687)


                 Units Outstanding
                   End of Period
             --------------------------
             Six Months
                Ended       Year Ended
              June 30,     December 31,
Sub-Account     1997           1996
-----------  -----------   ------------
MIT-Level 2      801,777     1,035,562
MIT-Level 3      329,192       374,426
MIT-Level 4      124,445       101,111
MIG-Level 2      244,625       286,668
MIG-Level 3      132,118       146,881
MIG-Level 4        7,230         7,527
MTR-Level 2      940,600     1,220,754
MTR-Level 3      384,877       447,243
MTR-Level 4      234,945       212,122
MGO-Level 2      112,387       128,456
MGO-Level 3       24,107        27,750
MGO-Level 4        3,413         3,601
MFB-Level 2      101,761       119,172
MFB-Level 3       44,299        74,041
MFB-Level 4       98,855        98,114
MWG-Level 2       68,332        80,813
MWG-Level 3       67,687        70,547
MWG-Level 4      --            --
CAS-Level 2      717,499       779,654
CAS-Level 3      423,269       408,890
CAS-Level 4      186,688       178,569
GSS-Level 2      418,286       496,576
GSS-Level 3      231,096       344,849
GSS-Level 4      434,652       454,901
HYS-Level 2      165,692       177,022
HYS-Level 3       92,280        97,148
HYS-Level 4      174,007       163,622
MMS-Level 2      414,395       364,557
MMS-Level 3      176,452       281,464
MMS-Level 4      262,386       271,307

INDEPENDENT AUDITORS' REPORT

To the Participants in Sun Life of Canada (U.S.) Variable Account D and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statement of condition of Sun Life of Canada (U.S.) Variable Account D (the "Variable Account") as of June 30, 1997, the related statements of operations for the six months then ended and the statements of changes in net assets for the six months ended June 30, 1997 and the year ending December 31, 1996. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at June 30, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Variable Account as of June 30, 1997, the results of its operations and the changes in its net assets for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
August 8, 1997

COMPASS-G
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D
DIRECTORS AND OFFICERS OF
             ST
SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
JOHN D. McNEIL, Chairman and Director
                                              PROFESSIONALLY MANAGED COMBINATION
DONALD A. STEWART, President and Director
                                                    FIXED/VARIABLE GROUP ANNUITY

DAVID D. HORN, Senior Vice President
and
                                                 FOR QUALIFIED AND NON-QUALIFIED
  General Manager and Director
                                                                RETIREMENT PLANS
                                   ---------------------------------------------
S. CAESAR RABOY, Senior Vice President and
                                               SEMI-ANNUAL REPORT, JUNE 30, 1997
  Deputy General Manager and Director
RICHARD B. BAILEY, Director

A. KEITH BRODKIN, Director

M. COLYER CRUM, Director

JOHN S. LANE, Director

ANGUS A. MacNAUGHTON, Director

MARGARET SEARS MEAD, Assistant Vice President and Secretary

L. BROCK THOMSON, Vice President and
  Treasurer

SUN LIFE ASSURANCE COMPANY
OF CANADA (U.S.)

ANNUITY SERVICE MAILING ADDRESS:
Sun Life Annuity Service Center
P.O. Box 1024, Boston, Massachusetts 02103

GENERAL DISTRIBUTOR
Clarendon Insurance Agency, Inc.

                    [LOGO]
500 Boylston Street, Boston, Massachusetts 02116

LEGAL COUNSEL
Covington & Burling
1201 Pennsylvania Avenue, N.W.
P.O. Box 7566, Washington, D.C. 20044

AUDITORS
Deloitte & Touche LLP
125 Summer Street, Boston, Massachusetts 02110
ACCOUNT INFORMATION
For account information, call toll free: 1-800-752-7218 anytime from a touch-tone telephone.
To speak with a customer service representative, please call toll free 1-800-752-7215 from 8 a.m. to 6 p.m. Eastern time.

This report is prepared for the general information of contract owners and participants. It is authorized for distribution to prospective purchasers only if preceded
                                                                       ISSUED BY
                                     SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
or accompanied by an effective prospectus.
                                                    A WHOLLY OWNED SUBSIDIARY OF
                                                                      COG-3-8/97
                                            SUN LIFE ASSURANCE COMPANY OF CANADA